PREPAIDS AND OTHER	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAIDS AND OTHER
PREPAIDS AND OTHER

The components of prepaids and other at December 31 were as follows:

	2017	2016
Inventory advances	$93	$902
Insurance and licenses	608	634
Deposits	2,161	1,667
Other	5,144	3,327
	$8,006	$6,530